S000001149 [Member] Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	120 Months Ended	273 Months Ended	279 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Universal Bond Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]		7.58%	0.06%	2.44%
Bloomberg U.S. Corporate High Yield Index –2% Issuer Cap
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.62%	4.50%	6.52%
CLASS I
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.82%	3.05%	5.24%
Performance Inception Date						Mar. 31, 2003
CLASS M
Prospectus [Line Items]
Average Annual Return, Percent	[1]		6.55%	2.79%	4.97%
Performance Inception Date							Sep. 30, 2002
CLASS M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.79%	0.49%	2.97%
Performance Inception Date							Sep. 30, 2002
CLASS M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[1]		3.84% [2]	1.11% [2]	2.96%
Performance Inception Date							Sep. 30, 2002
Class I-3
Prospectus [Line Items]
Performance Inception Date		Aug. 25, 2025

[1]	Class I-3 shares of the Fund have an inception date of August 25, 2025, and therefore do not have a full year of performance history as of the date of this Prospectus.
[2]
The “After Taxes on Distributions and Sale of Fund Shares” return is higher than the “After Taxes on Distributions” return because of realized losses that would have been sustained upon sale of Fund shares immediately after the relevant period.